Financial Instruments - Summary Of Liquidity and Interest Risk (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities, Weighted Average Interest Rate	6.11%	4.85%
Other payables	$ 10,768	$ 5,970
Total	10,768	5,970
Lease liabilities	1,024	495
Other payables, Carrying Amount	10,768	5,970
Total, Carrying Amount	10,768	5,970
Lease liabilities	966	425
On demand or less than 1 Month [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other payables	10,768	5,970
Total	10,768	5,970
Lease liabilities	19	44
1 to 3 Months [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	39	31
3 Months to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	175	83
1 to 2 Year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	484	216
Lease liabilities	484	126
2 to 4 Years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	$ 249	$ 50